UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/00
                                               -------------

Check here if Amendment [  ];             Amendment Number: ___

     This Amendment (Check only one.):     [   ] is a restatement.
                                           [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Union Heritage Capital Mananagement
Address:      211 West Fort Street, Ste. 615
              Detroit, MI 48226
              -------------------------------------------------------------

Form 13F File Number:    28-_____________________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Derek Batts
           ---------------
Title:     President
           ---------------
Phone:     313 963-8824
           ---------------
Signature, Place, and Date of Signing:


  Derek Batts                 Detroit, MI                  02/23/01
  -----------                 -----------                  --------
  [Signature]                [City, State]                  [Date]


Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

          NONE

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                   None
                                                   -----------
Form 13F Information Table Entry Total:               65
                                                   -----------
Form 13F Information Table Value Total:             $131,360
                                                   -----------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


     NONE

                               INFORMATION TABLE
                               Holdings 12/31/00


ALL SHARES - COMMON STOCK

SECURITY                           # OF SHARES      PRICE           MARKET VALUE

Abbot Laboratories                    89,700       48.4375           4,344,843.75
American Express                      32,600       54.9375           1,790,962.50
Ambac Fin'l Group                     28,500       58.3125           1,391,750.00
Amgen                                 15,600       63.9375             997,425.00
Anheuser Busch                        43,200       45.5000           1,965,600.00
Applied Materials                     11,400       38.1875             435,337.50
Avon Products                        116,079       47.8750           5,557,282.13
Bank America                          13,000       45.8750             596,375.00
Bank One                               7,500       36.6250             274,687.50
Becton Dickinson & Co.                61,200       34.6250           1,617,975.00
Briggs & Stratton                     23,000       44.3750             869,687.50
Bristol Myers                         46,500       73.9375           3,438,093.75
CSG Systems                           44,500       46.6250           2,074,812.50
Catalina Marketing Corp.             115,700       38.9375           4,505,068.75
Cisco Systems                         93,000       38.2500           3,557,250.00
Coca Cola                             19,354       60.9375           1,179,384.38
Colgate Palmolive Co.                  6,000       64.5500             387,300.00
Computer Associates                   79,550       19.5000           1,551,225.00
Crane Co.                              2,700       28.4375              76,781.25
Dell Computer                        151,100       17.4375           2,634,806.25
Delta Airlines                        20,300       50.1875           1,018,806.25
Dollar Tree Stores, Inc.              16,900       24.5000             414,050.00
E I Dupont                            30,100       48.3125           1,247,268.75
Eastman Kodak                         12,000       39.3750             472,500.00
Eaton                                 36,600       75.1875           2,751,862.50
Equifax                               38,900       28.6875           1,115,943.75
Ethan Allen Interiors                 12,000       33.5000             402,000.00
Federal Natl Mortgage Assn            31,600       86.7500           2,741,300.00
First Union                           16,800       27.8125             467,250.00
Ford Motor                             9,645       23.4375             226,054.69
Gannett, Inc.                         27,800       63.0625           1,753,137.50
Gap, Inc.                             28,000       25.5000             714,000.00
General Motors                        65,600       50.9375           3,341,500.00
Honeywell, Intl.                     105,613       47.3125           4,996,815.06
IMS Health                            99,000       27.0000           2,673,000.00
Intel Corp.                          107,600       30.0625           3,234,725.00
Interpublic Group                      4,068       42.5625             173,144.25
Kimberly Clark Corp.                  78,606       70.6900           5,556,658.14
Lexmark Intl., Inc.                   10,900       44.3125             483,006.25
MBNA Corp.                           152,927       36.9375           5,648,741.06
Maytag                                43,300       32.3125           1,399,131.25
McGraw Hill                            6,400       58.6250             375,200.00
Merck & Co.                           61,300       93.6250           5,739,212.50
Mettler Toledo Intl                   35,300       54.3750           1,919,437.50
Millipore                             27,700       63.0000           1,341,718.75
National City Corp.                   48,400       28.7500           1,391,500.00
Oracle Systems                       125,900       29.0625           3,658,968.75
Patterson Dental                      61,066       33.8750           2,068,610.75
Pitney Bowes                          81,574       33.1250           2,702,138.75
Plantronics, Inc.                     31,000       47.0000           1,457,000.00
PPG Industries                        22,500       46.3125           1,042,031.25
Providian Finl Corp.                   9,300       57.5000             534,750.00
Ralston Purina                       188,900       26.1250           4,935,012.50
Raymond James Fin'l                   71,412       34.8750           2,352,132.75
Rowan Companies                        3,400       27.0000              91,800.00
Safeway, Inc.                         38,531       62.5000           2,408,187.50
Schering-Plough                      109,100       56.7500           6,191,425.00
Superior Industries                   90,600       31.5625           2,859,562.50
Texas Instruments                     51,800       47.3750           2,444,312.50
Union Carbide                          4,700       53.8125             252,918.75
US Bancorp Del                        67,782       29.1875           1,978,387.13
United Technologies                   44,000       78.6250           3,459,500.00
Verizon Communications                13,800        50.125             691,725.00
VISTEON                                  104       11.5000               1,196.00
WATERS                                16,600       83.5000           1,386,100.00

                                                                   131,360,370.08
